INCOME TAX - Reconciliation of groups effective income tax (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax disclosure
Statutory income tax rate for the year (as a percentage)	20.00%	20.00%	20.00%
Adjustments:
Expenses not deductible for tax purposes	1.30%	2.10%	0.70%
Prior periods tax effects	(0.70%)	(0.10%)	(0.20%)
Different tax rate of subsidiaries	(0.80%)	(0.40%)	(0.20%)
Withholding tax on distributed and undistributed profits	1.50%	1.90%	(0.50%)
Change in fair value of derivative financial instruments		0.20%	(0.10%)
Derecognition of deferred tax assets	(0.10%)	(0.50%)	0.10%
Other	(0.40%)	(0.20%)	(0.10%)
Effective income tax rate	20.80%	23.00%	19.70%
Russia and Armenia
Income tax disclosure
Statutory income tax rate for the year (as a percentage)		20.00%	20.00%
Armenia
Income tax disclosure
Statutory income tax rate for the year (as a percentage)	18.00%
Russia
Income tax disclosure
Statutory income tax rate for the year (as a percentage)	20.00%	20.00%	20.00%
Turkmenistan
Income tax disclosure
Statutory income tax rate for the year (as a percentage)	8.00%	8.00%	8.00%
Czech Republic
Income tax disclosure
Statutory income tax rate for the year (as a percentage)	19.00%	19.00%	19.00%